UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:

  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Equity Management, Inc.
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                 New York, NY                 1/5/09
-----------------                 --------------              --------------
  [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                  TITLE OF CUSIP       VALUE    SHARES SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                    CLASS              (x$1000)   PRN  AMPRN CALL DSCRETN   MANAGERS    SOLE   SHARED  NONE
-------------------------------------------------------------------------------------------------------------------- -----------
ALFACELL CORP                     COM      015404106      28    14,376    SH      SOLE       N/A      14,376
AMYLIN PHARMACEUTICALS INC        COM      032346108     175    10,000    SH      SOLE       N/A      10,000
ANTIGENICS INC DEL                COM      037032109   1,113   166,107    SH      SOLE       N/A     166,107
BIOENVISION INC                   COM      09059N100     878   152,703    SH      SOLE       N/A     152,703
BIOMARIN PHARMACEUTICAL INC       COM      09061G101     136    26,500    SH      SOLE       N/A      26,500
CELL THERAPEUTICS INC             COM      150934107   2,217   617,420    SH      SOLE       N/A     617,420
DENDREON CORP                     COM      24823Q107   3,495   641,290    SH      SOLE       N/A     641,290
DISCOVERY LABORATORIES INC NEW    COM      254668106     320    56,870    SH      SOLE       N/A      56,870
EMISPHERE TECHNOLOGIES INC        COM      291345106   1,133   308,685    SH      SOLE       N/A     308,685
FORBES MEDI-TECH INC              COM      344907100      59    28,000    SH      SOLE       N/A      28,000
ISIS PHARMACEUTICALS INC          COM      464330109      91    23,400    SH      SOLE       N/A      23,400
MYRIAD GENETICS INC               COM      62855J104   6,934   377,070    SH      SOLE       N/A     377,070
NEUROBIOLOGICAL TECHNOLOGIES      COM      64124W106     434   130,350    SH      SOLE       N/A     130,350
PHARMACYCLICS INC                 COM      716933106   2,514   313,089    SH      SOLE       N/A     313,089
RENOVIS INC                       COM      759885106   2,181   270,204    SH      SOLE       N/A     270,204
SPECTRUM PHARMACEUTICALS INC      COM      84763A108     604   101,126    SH      SOLE       N/A     101,126
VASOGEN INC                       COM      92232F103     679   167,765    SH      SOLE       N/A     167,765
VION PHARMACEUTICALS INC          COM      927624106     642   225,170    SH      SOLE       N/A     225,170

                                        18            23,633


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         18

Form 13F Information Table Value Total:         23,633
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE